PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046 713 626 1919 www.invesco.com

December 2, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Sector Funds (Invesco Sector Funds)
CIK No. 0000725781

Ladies and Gentlemen:

On behalf of AIM Sector Funds (Invesco Sector Funds) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 (the “Registration Statement”) containing a proxy statement/prospectus.  This Registration Statement is being filed to register the following:

•
Class A, Class B, Class C and Class Y shares of Invesco Van Kampen American Value Fund (the “Acquiring Fund”) that will be issued to shareholders of Invesco U.S. Mid Cap Value Fund (the “Target Fund”), another series portfolio of  the Fund;

•
Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of Invesco Van Kampen Mid Cap Growth Fund (the “Acquiring Fund”) that will be issued to shareholders of Invesco Captial Development Fund (the “Target Fund”), a series portfolio of AIM Equity Funds (Invesco Equity Funds).

It is proposed that this filing will become automatically effective on January 3, 2012 pursuant to Rule 488 under the 1933 Act.  The Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is due at this time.

Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 713.214.1968.

Very truly yours,

/S/ Stephen R. Rimes

Stephen R. Rimes
Counsel